Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Supplemental Balance Sheet Disclosures [Abstract]
Right-of-use assets, net	$ 204,750
Operating lease liabilities - current	90,585
Operating lease liabilities - non-current	109,492
Total operating lease liabilities	$ 200,077